UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2007

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.0%
$5,874,631	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due 10/25/46 (a)(b)	$5,695,343
	Banc of America Mortgage Securities Inc.:
95,497	Series 2003-B, Class 1A1, 7.247% due 3/25/33 (a)	95,147
3,681,473	Series 2005-A, Class 2A1, 4.459% due 2/25/35 (a)(b)	3,620,994
	Bear Stearns Alternate-A Trust:
447,096	Series 2004-11, Class 1A2, 5.925% due 11/25/34 (a)	446,818
1,373,354	Series 2005-2, Class 1A1, 5.755% due 4/25/35 (a)	1,367,145
	Bear Stearns ARM Trust:
2,167,381	Series 2004-12, Class 1A1, 4.179% due 2/25/35 (a)(b)	2,148,971
4,082,851	Series 2005-6, Class 1A1, 5.086% due 8/25/35 (a)(b)	4,075,524
3,432,097	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 6.105% due 10/25/33 (a)(b)	3,431,735
2,891,737	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 5.725% due 12/25/36 (a)(b)(c)	2,602,563
	Countrywide Home Loan Mortgage Pass-Through Trust:
3,678,470	Series 2002-26, Class A4, 6.005% due 12/25/17 (a)(b)	3,685,707
4,435,428	Series 2003-20, Class 3A6, 5.955% due 7/25/18 (a)(b)	4,423,453
2,197,979	Series 2003-37, Class 2A1, 4.243% due 9/25/33 (a)(b)	2,195,272
2,301,720	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.955% due 6/25/34 (a)(b)	2,266,507
	Federal Home Loan Mortgage Corp. (FHLMC):
830,006	Series 2579, Class WF, 6.061% due 11/15/26 (a)	829,920
742,232	STRIPS, Series 19, Class F, 3.506% due 6/1/28 (a)	738,126
	Federal National Mortgage Association (FNMA):
	Grantor Trust:
554,617	Series 2000-T06, Class A3, 6.382% due 1/25/28 (a)	568,653
4,579,830	Series 2002-T19, Class A4, 6.314% due 3/25/42 (a)(b)	4,555,059
5,145,194	Series 2004-T03, Class 2A, 6.428% due 8/25/43 (a)(b)	5,119,740
	REMIC Trust:
1,620,198	Series 1997-20, Class F, 5.527% due 3/25/27 (a)	1,577,352
5,207,087	Series 2003-117, Class KF, PAC, 5.905% due 8/25/33 (a)(b)	5,175,832
2,953,223	Series 2005-86, Class FC, 5.805% due 10/25/35 (a)(b)	2,888,745
	Whole Loan:
3,906,717	Series 2003-W06, Class 6A, 6.455% due 8/25/42 (a)(b)	3,941,804
716,933	Series 2003-W08, Class 3F1, 5.905% due 5/25/42 (a)	707,800
1,753,379	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 5.923% due 2/25/36 (a)	1,771,095
993,922	First Republican Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.193% due 6/25/30 (a)	991,421
2,634,363	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.569% due 4/18/29 (a)(d)	202,124
903,907	GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 1.711% due 3/20/23 (a)(c)	901,838
	Harborview Mortgage Loan Trust:
5,517,818	5.720% due 11/19/36 (a)(b)	5,385,390
2,789,329	Series 2004-2, Class 2A1, 5.798% due 6/19/34 (a)(b)	2,713,141
185,910	IMPAC CMB Trust, Series 2003-8, Class 1A2, 6.505% due 10/25/33 (a)	183,979
755,267	IMPAC Secured Assets Corp., Series 2004-03, Class 1A4, 5.905% due 12/25/34 (a)	755,771
3,407,740	Indymac Index Mortgage Loan Trust, 5.402% due 10/25/35 (a)(b)	3,383,552
1,206,130	JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, IO, 1.179% due 9/15/29 (a)	53,420
18,815,960	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, IO, 0.702% due 10/15/35 (a)	201,301
1,000,106	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.845% due 9/26/45 (a)(c)	997,534

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
$1,409,564	MASTR ARM Trust, Series 2003-6, Class 5A1, 7.250% due 12/25/33 (a)	$1,409,700
3,477,513	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.487% due 2/25/35 (a)(b)	3,422,173
60,283	MLCC Mortgage Investors Inc., Series 1999-A, Class A, 5.991% due 3/15/25 (a)	58,769
1,862,602	New York Mortgage Trust Inc., 5.835% due 8/25/35 (a)	1,858,404
	Residential Accredit Loans Inc.:
3,153,912	Series 2003-QA1, Class A1, 5.845% due 12/25/33 (a)(b)	3,143,644
3,900,000	Series 2006-QO7, Class 3A2, 5.710% due 9/25/46 (a)(b)	3,887,812
	Residential Asset Securitization Trust:
2,534,620	Series 2003-A05, Class A5, 6.005% due 6/25/33 (a)(b)	2,521,979
2,825,447	Series 2003-A11, Class A2, PAC, 5.955% due 11/25/33 (a)(b)	2,814,863
1,923,806	Series 2004-A02, Class 1A3, PAC, 5.905% due 5/25/34 (a)	1,918,995
3,674,746	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.905% due 6/25/33 (a)(b)	3,645,001
	Sequoia Mortgage Trust:
1,404,727	Series 09, Class 2A, 6.933% due 9/20/32 (a)	1,405,175
777,305	Series 2003-2, Class A1, 5.868% due 6/20/33 (a)	777,094
	Structured ARM Loan Trust:
551,078	Series 2004-01, Class 2A, 5.815% due 2/25/34 (a)	550,746
931,666	Series 2004-02, Class 1A1, 7.749% due 3/25/34 (a)	953,234
1,570,840	Series 2004-17, Class A1, 6.099% due 11/25/34 (a)	1,612,563
	Structured Asset Mortgage Investments Inc.:
1,306,327	7.503% due 8/25/35 (a)	1,317,663
1,559,040	Series 2003-CL1, Class 1F2, 6.105% due 7/25/32 (a)	1,552,939
	Series 2005-AR7:
2,396,234	Class 1A1, 7.650% due 12/27/35 (a)(b)	2,433,177
1,520,857	Class 1A2, 5.885% due 12/27/35 (a)	1,516,016
1,750,000	Series 2007-AR4, Class A1, 5.700% due 9/25/47 (a)	1,741,250
	Structured Asset Securities Corp.:
1,930,111	6.505% due 3/25/28 (a)	1,719,392
3,314,043	6.445% due 8/25/28 (a)(b)	3,151,610
2,832,917	6.546% due 6/25/35 (a)(b)(c)	2,836,459
585,999	Series 2002-11A, Class 1A1, 6.925% due 6/25/32 (a)	584,006
461,171	Series 2002-18A, Class 1A1, 7.710% due 9/25/32 (a)	462,459
1,649,727	Series 2003-08, Class 2A9, 5.820% due 4/25/33 (a)	1,632,844
	Thornburg Mortgage Securities Trust:
1,345,999	5.775% due 10/25/35 (a)	1,340,933
2,178,046	5.570% due 7/25/45 (a)(b)	2,174,992
437,280	Series 2004-01, Class I2A, 5.955% due 3/25/44 (a)	437,187
3,533,346	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.747% due 8/20/35 (a)(b)	3,507,418
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,846,656	6.475% due 5/25/46 (a)	1,799,623
2,207,843	6.465% due 8/25/46 (a)(b)	2,194,820
	Washington Mutual Inc.:
2,072,100	5.945% due 9/25/36 (a)	2,065,486
2,742,802	Series 2003-S4, Class 2A9, 6.470% due 6/25/33 (a)(b)	2,728,937
1,383,829	Series 2004-AR2, Class A, 6.422% due 4/25/44 (a)	1,385,691
2,061,864	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 7.474% due 11/25/30 (a)	2,053,588
	Wells Fargo Mortgage Backed Securities Trust:
1,773,277	4.500% due 6/25/33	1,756,197
2,910,643	Series 2003-5, Class A4, PAC, 5.905% due 5/25/33 (a)(b)	2,883,909

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
$3,937,841	Series 2004-Y, Class 1A1, 4.587% due 11/25/34 (a)(b)	$3,878,427

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $159,782,189)	156,833,951

ASSET-BACKED SECURITIES - 13.1%
Diversified Financial Services - 2.1%
	Business Loan Express:
2,500,714	Series 2001-2A, Class A, 6.085% due 1/25/28 (a)(b)(c)	2,513,165
1,330,009	Series 2002-1A, Class A, 5.870% due 7/25/28 (a)(c)	1,335,358
942,082	Series 2002-AA, Class A, 6.155% due 6/25/28 (a)(c)	944,506
2,739,457	Series 2003-AA, Class A, 6.561% due 5/15/29 (a)(b)(c)	2,765,717

	Total Diversified Financial Services	7,558,746

Home Equity - 11.0%
	Amortizing Residential Collateral Trust:
4,188,481	Series 2002-BC4, Class M1, 6.205% due 7/25/32 (a)(b)	3,938,910
372,576	Series 2002-BC6, Class A2, 5.855% due 8/25/32 (a)	364,328
	Bear Stearns Asset-Backed Securities Inc.:
630,810	Series 2003-SD1, Class A, 5.955% due 12/25/33 (a)	629,017
2,874,909	Series 2003-SD3, Class A, 5.985% due 10/25/33 (a)(b)	2,802,809
695,885	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.870% due 7/25/43 (a)(c)	695,876
1,069,094	Centex Home Equity, Series 2005-D, Class AV2, 5.775% due 10/25/35 (a)	1,064,714
91,150	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 6.425% due 8/25/32 (a)	90,984
3,469,358	GSAMP Trust, Series 2006-SEA1, Class A, 5.805% due 5/25/36 (a)(b)(c)	3,191,810
5,889,000	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 6.125% due 8/25/34 (a)(b)	5,625,668
2,213,682	NovaStar Home Equity Loan Trust, Series 2003-1, Class M1, 6.455% due 5/25/33 (a)(b)	2,159,845
	Renaissance Home Equity Loan Trust:
1,083,984	5.945% due 8/25/33 (a)	1,052,499
1,265,368	Series 2003-1, Class A, 5.935% due 6/25/33 (a)	1,237,701
4,020,233	Series 2003-3, Class A, 6.005% due 12/25/33 (a)(b)	3,885,512
	SACO I Trust:
2,085,638	5.655% due 4/25/36 (a)	1,781,225
1,097,181	Series 2005-10, Class 1A, 5.765% due 6/25/36 (a)	1,045,800
747,009	Series 2005-WM3, Class A1, 5.765% due 9/25/35 (a)	740,667
4,528,249	Saxon Asset Securities Trust, Series 2003-1, Class M1, 6.205% due 6/25/33 (a)(b)	4,297,849
118,169	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.845% due 1/25/34 (a)	112,476
905,216	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 6.185% due 1/25/33 (a)	875,146
3,911,043	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.935% due 3/25/37 (a)(b)(c)	3,598,160

	Total Home Equity	39,190,996

	TOTAL ASSET-BACKED SECURITIES (Cost - $48,757,619)	46,749,742

CORPORATE BONDS & NOTES - 9.5%
Aerospace & Defense - 0.0%
35,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (c)	34,738

Airlines - 0.0%
40,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	40,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Automobiles - 0.6%
$2,000,000	DaimlerChrysler NA, Holding Corp., 5.810% due 8/3/09 (a)	$1,991,274

Building Products - 0.0%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14	144,650

Capital Markets - 0.6%
2,000,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (c)	2,016,926

Chemicals - 0.0%
35,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	32,550
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	21,500

	Total Chemicals	54,050

Commercial Banks - 2.8%
2,000,000	Glitnir Banki HF, Bond, 5.830% due 1/18/12 (a)(c)	2,011,944
	HSBC Bank PLC:
100,000	10.999% due 8/20/12 (a)	99,580
100,000	Medium Term Note, 10.749% due 8/20/12 (a)	98,630
2,000,000	Medium-Term Notes, 8.190% due 7/20/12 (a)(c)	1,790,800
2,000,000	Landsbanki Islands HF, Senior Notes, 6.205% due 8/25/09 (a)(c)	2,011,716
970,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	919,075
690,000	TuranAlem Finance BV, Bond, 6.735% due 1/22/09 (a)(c)	663,262
2,360,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.956% due 8/1/08 (a)(b)(c)	2,342,890

	Total Commercial Banks	9,937,897

Commercial Services & Supplies - 0.0%
30,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	30,000
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	40,800
	Rental Services Corp.:
40,000	9.500% due 12/1/14	39,350
30,000	Senior Bonds, 9.500% due 12/1/14 (c)	29,512

	Total Commercial Services & Supplies	139,662

Containers & Packaging - 0.1%
35,000	Graham Packaging Co. Inc., 8.500% due 10/15/12	34,300
30,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	30,450
110,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	112,200
45,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	43,144

	Total Containers & Packaging	220,094

Diversified Consumer Services - 0.0%
40,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	41,500
20,000	Service Corp. International, 7.500% due 4/1/27	18,500

	Total Diversified Consumer Services	60,000

Diversified Financial Services - 0.7%
90,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.700% due 10/1/12	77,850
750,000	Merna Reinsurance Ltd., Subordinated Notes, 7.110% due 7/7/10 (a)(c)	750,937
2,000,000	Residential Capital Corp., Senior Notes, 7.460% due 4/17/09 (a)	1,602,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 0.7% (continued)
$10,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (c)	$9,300

	Total Diversified Financial Services	2,440,587

Diversified Telecommunication Services - 0.9%
	Citizens Communications Co.:
30,000	7.050% due 10/1/46	23,850
10,000	Senior Notes, 7.875% due 1/15/27	9,425
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	220,762
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	97,250
65,000	Level 3 Financing Inc., 9.250% due 11/1/14	62,888
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	62,400
10,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (c)	9,600
400,000	Qwest Communications International Inc., Senior Notes, 9.058% due 2/15/09 (a)	403,000
180,000	Qwest Corp., Notes, 8.610% due 6/15/13 (a)	190,800
2,000,000	Telecom Italia Capital, 5.970% due 7/18/11 (a)	1,988,590
280,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	284,550
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	31,500

	Total Diversified Telecommunication Services	3,384,615

Electric Utilities - 0.0%
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	10,950

Health Care Equipment & Supplies - 0.0%
10,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	9,175

Health Care Providers & Services - 0.3%
	Community Health Systems Inc.:
61,872	Senior Notes, 8.875% due 7/15/15	60,325
40,000	Senior Notes, 8.875% due 7/15/15 (c)	40,150
55,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	54,175
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (c)(e)	286,005
	Tenet Healthcare Corp., Senior Notes:
371,000	9.875% due 7/1/14	330,190
189,000	9.250% due 2/1/15	163,485
5,000	Universal Hospital Services Inc., Secured Notes, 8.500% due 6/1/15 (c)(e)	4,775
50,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(c)(e)	46,500

	Total Health Care Providers & Services	985,605

Hotels, Restaurants & Leisure - 0.1%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	19,375
	MGM MIRAGE Inc., Senior Notes:
100,000	5.875% due 2/27/14	92,250
45,000	7.500% due 6/1/16	44,662
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	38,500

	Total Hotels, Restaurants & Leisure	194,787

Independent Power Producers & Energy Traders - 0.1%
100,000	AES Corp., Senior Secured Notes, 9.000% due 5/15/15 (c)	104,750
40,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (c)	37,200
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19 (c)	19,000
30,000	7.625% due 5/15/27 (c)	28,050
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	68,950

	Total Independent Power Producers & Energy Traders	257,950

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
IT Services - 0.0%
$40,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	$41,400

Media - 0.7%
50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	50,250
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
10,000	Senior Accreting Notes, 12.125% due 1/15/15	9,000
45,000	Senior Notes, 11.750% due 5/15/14	40,275
110,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	108,350
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	174,600
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	24,812
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	28,425
10,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (c)(e)	9,575
2,000,000	Viacom Inc., Senior Notes, 5.710% due 6/16/09 (a)	1,990,742
10,000	XM Satellite Radio Inc., Senior Notes, 9.856% due 5/1/13 (a)	9,350

	Total Media	2,445,379

Metals & Mining - 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	106,750
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	32,100
25,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(c)(e)	22,875
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	19,500
25,000	Tube City IMS Corp., 9.750% due 2/1/15	24,625

	Total Metals & Mining	205,850

Multiline Retail - 0.0%
	Dollar General Corp.:
20,000	Senior Notes, 10.625% due 7/15/15 (c)	18,100
30,000	Senior Subordinated Notes, 11.875% due 7/15/17 (c)(e)	25,350
40,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	43,200

	Total Multiline Retail	86,650

Oil, Gas & Consumable Fuels - 1.8%
2,000,000	Anadarko Petroleum Corp., Senior Notes, 5.760% due 9/15/09 (a)	1,989,656
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	140,259
70,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (a)	63,156
30,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	30,375
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14 (c)	30,225
10,000	8.250% due 12/15/14 (c)	10,175
4,120,000	Pemex Project Funding Master Trust, Senior Notes, 5.960% due 12/3/12 (a)(b)(c)	4,118,970
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	24,687
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	14,063
80,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	91,400

	Total Oil, Gas & Consumable Fuels	6,512,966

Paper & Forest Products - 0.0%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
15,000	6.000% due 6/20/13	11,175
10,000	8.375% due 4/1/15	7,900
25,000	Abitibi-Consolidated Inc., Debentures, 7.400% due 4/1/18	18,250
30,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	29,888
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	28,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 0.0% (continued)
$20,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	$20,500

	Total Paper & Forest Products	116,513

Pharmaceuticals - 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	78,750

Real Estate Management & Development - 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	51,713

Road & Rail - 0.0%
60,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	65,100

Specialty Retail - 0.0%
20,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	17,300

Textiles, Apparel & Luxury Goods - 0.0%
25,000	Levi Strauss & Co., Senior Notes, 8.875% due 4/1/16	25,250
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	17,128

	Total Textiles, Apparel & Luxury Goods	42,378

Tobacco - 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12 (c)	10,000
10,000	11.000% due 5/15/12	10,500

	Total Tobacco	20,500

Trading Companies & Distributors - 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	99,500
30,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	30,900
65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	67,925

	Total Trading Companies & Distributors	198,325

Transportation Infrastructure - 0.0%
	Saint Acquisition Corp., Secured Notes:
30,000	13.308% due 5/15/15 (a)(c)	21,000
40,000	12.500% due 5/15/17 (c)	27,300

	Total Transportation Infrastructure	48,300

Wireless Telecommunication Services - 0.6%
5,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (c)	4,950
20,000	Rural Cellular Corp., Senior Subordinated Notes, 8.360% due 6/1/13 (a)(c)	20,500
2,000,000	Vodafone Group PLC, 5.785% due 2/27/12 (a)	2,004,752

	Total Wireless Telecommunication Services	2,030,202

	TOTAL CORPORATE BONDS & NOTES (Cost - $34,930,211)	33,884,286

LOAN PARTICIPATIONS - 7.1%
Aerospace & Defense - 0.2%
786,560	Hawker Beechcraft, Term Loan B, 7.193% due 3/26/14 (Credit Suisse) (a)(f)	752,148

Diversified Consumer Services - 0.5%
1,000,000	Education Management, Term Loan C, 7.660% due 6/15/13 (Bear Stearns) (a)(f)	954,236
1,000,000	Thomson Learning Hold, Term Loan B, 8.500% due 7/5/14 (Credit Suisse) (a)(f)	949,167

	Total Diversified Consumer Services	1,903,403

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 0.5%
$1,000,000	Chrysler Financial, Term Loan B, 9.360% due 8/3/12 (Chase Securities) (a)(f)	$976,477
1,000,000	Ocinix, Term Loan B, 7.600% due 5/1/14 (Lehman Brothers) (a)(f)	960,000

	Total Diversified Financial Services	1,936,477

Diversified Telecommunication Services - 0.3%
1,000,000	Cablevision Systems Corp., Term Loan B, 6.450% due 3/30/13(Bank of America) (a)(f)	962,009

Food Products - 0.5%
1,000,000	Bolthouse Farms Inc., Term Loan B, 7.625% due 12/16/12 (Goldman Sachs & Co.) (a)(f)	966,250
1,000,000	Dole Food Co., Tranche C Term Loan, 6.750% due 4/12/13 (Morgan Stanley) (a)(f)	946,607

	Total Food Products	1,912,857

Health Care Providers & Services - 1.0%
938,128	Community Health Systems Inc., Term Loan B, 7.560% due 7/2/14 (Credit Suisse) (a)(f)	904,708
1,000,000	HCA Inc., Term Loan B, 8.150% due 11/1/13 (Bank of America) (a)(f)	966,172
1,000,000	Health Management Association, Term Loan B, 7.110% due 1/16/14 (Bank of America) (a)(f)	943,594
1,000,000	Vanguard Health, Term Loan B, 7.610% due 5/18/11 (Bank of America) (a)(f)	961,250

	Total Health Care Providers & Services	3,775,724

Hotels, Restaurants & Leisure - 1.1%
1,000,000	Cinemark USA Inc., Term Loan B, 7.250% due 10/5/13 (Lehman Brothers) (a)(f)	960,000
1,000,000	Golden Nugget Inc., Term Loan, 7.350% due 6/14/14 (Wachovia Securities) (a)(f)	952,500
	Las Vegas Sands LLC, Term Loan:
200,000	7.100% due 5/8/14 (Morgan Stanley) (a)(f)	190,775
800,000	7.110% due 5/8/14 (Morgan Stanley) (a)(f)	763,100
1,000,000	Tropicana Entertainment, Term Loan B, 7.610% due 12/15/11 (Credit Suisse) (a)(f)	955,893

	Total Hotels, Restaurants & Leisure	3,822,268

Household Products - 0.3%
1,000,000	Yankee Candle, Term Loan B, 7.400% due 1/15/14 (Merrill Lynch) (a)(f)	963,750

Independent Power Producers & Energy Traders - 0.1%
500,000	NRG Energy Inc., Term Loan, 7.110% due 2/1/13 (Credit Suisse) (a)(f)	482,678

Media - 1.1%
1,000,000	Charter Communications, Term Loan B, 7.360% due 3/15/14 (Chase Securities) (a)(f)	949,107
1,000,000	Discovery Holding Co., Term Loan, 7.360% due 5/15/14 (Bank of America) (a)(f)	974,583
1,000,000	Idearc Inc., Term Loan B, 7.360% due 11/1/14 (Merrill Lynch) (a)(f)	971,364
1,000,000	LodgeNet Entertainment Corp., Term Loan B, 7.350% due 4/4/14 (Barclays Capital) (a)(f)	960,000

	Total Media	3,855,054

Multiline Retail - 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 7.110% due 3/13/13 (Credit Suisse) (a)(f)	974,464

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 0.3%
$1,000,000	Georgia-Pacific Corp., Term Loan, 6.750% due 12/23/13 (Merrill Lynch) (a)(f)	$960,192

Road & Rail - 0.3%
1,000,000	UPC Term Loan N, 7.100% due 3/30/14 (Toronto Dominion) (a)(f)	943,750

Specialty Retail - 0.3%
1,000,000	Michaels Stores, Inc. Term Loan B, 7.600% due 10/31/13 (Merrill Lynch) (a)(f)	947,321

Wireless Telecommunication Services - 0.3%
1,000,000	Centennial Cellular Operating Co., Term Loan C, 7.555% due 2/9/11 (Credit Suisse) (a)(f)	976,500

	TOTAL LOAN PARTICIPATIONS (Cost - $25,220,968)	25,168,595

MORTGAGE-BACKED SECURITIES - 14.7%
FNMA - 14.7%
	Federal National Mortgage Association (FNMA):
6,400,000	5.000% due 9/13/37-10/11/37 (g)	6,083,001
43,800,000	6.000% due 9/13/37-10/11/37 (g)	43,747,886
1,350,000	6.500% due 9/13/37 (g)	1,370,461
1,350,000	5.500% due 10/11/37 (g)	1,318,571

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $52,371,934)	52,519,919

SOVEREIGN BONDS - 0.8%
Brazil - 0.2%
497,000	Federative Republic of Brazil, 11.000% due 8/17/40	657,283

Russia - 0.6%
1,975,075	Russian Federation, 7.500% due 3/31/30 (b)(c)	2,194,802

	TOTAL SOVEREIGN BONDS (Cost - $2,899,103)	2,852,085

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.0%
U.S. Government Agencies - 23.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
93,364	7.600% due 8/1/29 (a)	95,017
654,851	7.211% due 8/1/32 (a)	663,182
339,474	7.600% due 8/1/32 (a)	342,844
	5/1 Hybrid ARM:
319,206	7.273% due 12/1/26 (a)	321,267
853,048	7.352% due 7/1/29 (a)	867,245
213,300	7.438% due 7/1/29 (a)	217,685
2,913,197	3.950% due 7/1/33 (a)	2,885,186
	Five Year CMT ARM:
248,655	7.935% due 8/1/25 (a)	253,530
47,533	6.384% due 12/1/30 (a)	48,282
	Gold Fifteen Year:
2,915	6.000% due 5/1/08	2,921
3,532	6.000% due 6/1/08	3,540
10,112	6.000% due 11/1/08	10,142
89,106	6.000% due 3/1/09	89,285

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 23.0% (continued)
$13,023	6.000% due 4/1/09	$13,059
12,580	6.000% due 7/1/09	12,660
45,001	6.000% due 3/1/11	45,633
103,087	6.000% due 5/1/11	104,536
100,306	6.000% due 6/1/11	101,657
458,656	6.500% due 9/1/14	469,390
532,150	6.000% due 10/1/15	539,892
616,750	6.000% due 4/1/17	624,226
217,465	6.000% due 5/1/17	220,088
357,122	6.000% due 6/1/17	361,430
14,790	Gold Thirty Year, 6.500% due 4/1/29	15,136
	One Year CMT ARM:
324,569	7.262% due 12/1/23 (a)	329,007
238,877	6.135% due 2/1/24 (a)	241,965
1,278,571	7.007% due 4/1/26 (a)	1,291,700
2,139,323	7.140% due 6/1/29 (a)	2,162,655
623,695	7.384% due 7/1/29 (a)	632,804
386,524	7.390% due 3/1/31 (a)	391,301
6,459	7.200% due 5/1/31 (a)	6,507
6,202,249	4.869% due 3/1/33 (a)	6,272,566
1,615,477	5.298% due 10/1/33 (a)	1,627,613
3,629,791	One Year LIBOR, 4.073% due 5/1/33 (a)	3,628,348
89,300	Six Month LIBOR, 7.423% due 7/1/27 (a)	89,154
190,099	Three Year CMT ARM, 6.094% due 12/1/30 (a)	194,288
	Federal National Mortgage Association (FNMA):
1,522,600	11th District COFI, 5.781% due 2/1/31 (a)	1,537,915
247,843	Fifteen Year, 5.500% due 3/1/11	247,930
867,239	Five Year CMT ARM, 6.408% due 5/1/30 (a)	888,741
	One Year CMT ARM:
493,092	7.222% due 11/1/18 (a)	506,354
225,869	7.316% due 4/1/20 (a)	226,777
195,825	7.241% due 7/1/21 (a)	196,694
104,818	7.283% due 8/1/22 (a)	107,156
174,055	7.500% due 7/1/23 (a)	174,469
317,623	6.516% due 8/1/23 (a)	316,460
384,468	7.382% due 2/1/24 (a)	387,855
113,386	7.176% due 12/1/25 (a)	114,281
302,403	7.234% due 1/1/27 (a)	305,648
886,432	7.331% due 7/1/27 (a)	892,102
258,956	6.299% due 8/1/27 (a)	260,896
58,331	7.129% due 2/1/28 (a)	58,557
192,428	7.250% due 3/1/28 (a)	192,903
687,278	5.947% due 2/1/29 (a)	707,924
731,594	6.840% due 8/1/29 (a)	753,804
44,451	7.110% due 9/1/29 (a)	44,562
945,665	7.301% due 11/1/29 (a)	948,977
304,201	6.607% due 1/1/30 (a)	310,014
329,404	6.460% due 5/1/30 (a)	336,813
222,563	7.065% due 9/1/30 (a)	227,353
1,347,639	7.486% due 12/1/30 (a)	1,355,490
236,134	7.235% due 1/1/31 (a)	237,642
334,671	7.146% due 2/1/31 (a)	335,762
421,600	7.206% due 3/1/31 (a)	424,796
203,634	6.477% due 4/1/31 (a)	207,012
537,917	6.889% due 4/1/31 (a)	545,997
606,233	7.218% due 7/1/31 (a)	612,570

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 23.0% (continued)
$1,450,128	6.097% due 9/1/31 (a)	$1,479,418
203,816	6.224% due 9/1/31 (a)	209,529
493,122	6.678% due 10/1/31 (a)	492,633
204,473	7.090% due 3/1/32 (a)	206,393
73,119	6.875% due 6/1/32 (a)	72,924
1,474,115	5.891% due 7/1/32 (a)	1,509,961
1,228,101	4.903% due 9/1/32 (a)	1,245,946
170,376	7.540% due 11/1/32 (a)	171,422
3,268,683	4.781% due 12/1/32 (a)	3,322,145
1,118,579	4.543% due 1/1/33 (a)	1,137,787
681,641	7.290% due 1/1/33 (a)	686,424
2,099,722	4.021% due 5/1/33 (a)	2,117,872
	One Year LIBOR:
426,457	6.887% due 8/1/32 (a)	427,562
1,144,502	4.986% due 11/1/32 (a)	1,141,696
	Six Month CD ARM:
692,798	6.383% due 12/1/20 (a)	692,718
75,763	6.877% due 6/1/24 (a)	76,613
557,133	7.254% due 7/1/24 (a)	563,940
1,214,796	7.052% due 9/1/24 (a)	1,224,625
456,888	7.149% due 9/1/24 (a)	458,782
	Six Month LIBOR:
177,286	6.750% due 11/1/31 (a)	177,237
961,256	7.231% due 1/1/33 (a)	973,667
1,180,936	4.649% due 4/1/33 (a)	1,190,577
182,797	7.405% due 4/1/33 (a)	182,095
3,096,499	4.541% due 5/1/33 (a)	3,105,732
2,598,425	4.442% due 6/1/33 (a)	2,597,724
	Three Year CMT ARM:
132,348	5.225% due 9/1/21 (a)	133,565
2,735,768	6.534% due 6/1/30 (a)	2,820,079
32,195	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	32,326
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
249,723	6.375% due 2/20/16 (a)	252,145
278,359	6.375% due 6/20/17 (a)	280,326
826,285	5.750% due 9/20/20 (a)	833,345
461,459	6.375% due 3/20/21 (a)	466,542
1,705,102	6.375% due 6/20/22 (a)	1,718,050
385,306	5.750% due 8/20/22 (a)	387,917
1,004,691	6.125% due 10/20/22 (a)	1,011,894
491,774	6.125% due 11/20/22 (a)	495,308
207,115	6.125% due 12/20/22 (a)	208,474
364,042	6.375% due 5/20/23 (a)	366,608
263,735	6.375% due 1/20/24 (a)	266,114
601,378	6.375% due 3/20/24 (a)	606,619
338,459	6.375% due 5/20/26 (a)	341,092
603,456	5.750% due 9/20/27 (a)	607,444
643,510	6.125% due 10/20/27 (a)	648,388
1,291,801	6.375% due 4/20/32 (a)	1,300,441
477,806	6.375% due 5/20/32 (a)	481,002
2,437,169	5.500% due 7/20/32 (a)	2,453,673
1,878,220	5.500% due 8/20/32 (a)	1,890,948
396,634	5.500% due 9/20/32 (a)	399,178

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

FACE AMOUNT	SECURITY	VALUE
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $82,894,564)	82,106,095

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
	U.S. Treasury Notes, Inflation Indexed:
$749,805	1.875% due 7/15/15	$723,094
2,810,141	2.375% due 1/15/17 (b)	2,807,508

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,460,153)	3,530,602

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $410,316,741)	403,645,275

SHORT-TERM INVESTMENTS - 3.6%
U.S. Government Agency - 0.4%
1,500,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (h)(i)	1,462,260

Repurchase Agreement - 3.2%
11,264,000	Nomura Securities International Inc., tri-party repurchase agreement dated 8/31/07, 5.180% due 9/4/07; Proceeds at maturity - $11,270,483; (Fully collateralized by U.S. government agency obligations 0.000% to 5.620% due 9/18/07 to 6/1/15; Market value - $11,489,673)	11,264,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,723,294)	12,726,260

	TOTAL INVESTMENTS - 116.8% (Cost - $423,040,035#)	416,371,535
	Liabilities in Excess of Other Assets - (16.8)%	(59,769,490)

	TOTAL NET ASSETS - 100.0%	$356,602,045

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements and TBA’s.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Participation interest was acquired through the financial institution indicated parenthetically.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Credit and Market Risk. Investment in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal of these investments may doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between credit ratings and values.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$600,468
Gross unrealized depreciation	(7,268,968)

Net unrealized depreciation	$(6,668,500)

At August 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	79	12/07	$18,739,195	$18,775,338	$36,143
U.S. Treasury 2-Year Notes	65	12/07	13,391,028	13,400,156	9,128

					$45,271
Contracts to Sell:
U.S. Treasury 5-Year Notes	4	9/07	$420,980	$427,125	$(6,145)
U.S. Treasury 5-Year Notes	390	12/07	41,487,753	41,614,219	(126,466)
U.S. Treasury 10-Year Notes	44	9/07	4,682,889	4,817,312	(134,423)
U.S. Treasury 10-Year Notes	173	12/07	18,791,588	18,865,109	(73,521)

					$(340,555)

Net Unrealized Loss on Open Futures Contracts					$(295,284)

At August 31, 2007, the Fund held TBA securities with a total cost of $52,371,934.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2007

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 26, 2007